SHARE-BASED PAYMENTS - Reconciliation of outstanding options and RSU's (Details) - ₪ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number Of Share Options And Other Than Option Outstanding In Share-Based Payment Arrangement [Roll Forward]
Outstanding at beginning of year	35,892,484	40,178,148	24,316,648
Granted during the year	3,312,056	4,105,076	28,180,067
Forfeited and expired during the year	(2,305,527)	(6,825,690)	(11,962,761)
Exercised during the year	(1,096,800)	(1,565,050)	(355,806)
Outstanding at end of year	35,802,213	35,892,484	40,178,148
Exercisable at end of year	10,114,392	9,716,559	12,319,881
Exercise Price Of Outstanding Share Options And Other Than Option [Roll Forward]
Forfeited and expired range of exercise price during the year	₪ 0.00	₪ 0.00	₪ 0.00
Exercised range of exercise price during the year		0.23
Bottom of range
Exercise Price Of Outstanding Share Options And Other Than Option [Roll Forward]
Outstanding range of exercise price at beginning of year	0.00	0.00	0.10
Granted range of exercise price during the year	0.00	0.00	0.00
Exercised range of exercise price during the year	23.00		0.10
Outstanding range of exercise price at end of year	0.00	0.00	0.00
Exercisable range of exercise price at end of year	0.23	0.23	0.23
Top of range
Exercise Price Of Outstanding Share Options And Other Than Option [Roll Forward]
Outstanding range of exercise price at beginning of year	2.50	2.50	2.50
Granted range of exercise price during the year	1.29	1.68	1.55
Exercised range of exercise price during the year	0.51		0.48
Outstanding range of exercise price at end of year	2.50	2.50	2.50
Exercisable range of exercise price at end of year	₪ 2.50	₪ 2.50	₪ 2.50
Options with service conditions only
Number Of Share Options And Other Than Option Outstanding In Share-Based Payment Arrangement [Roll Forward]
Outstanding at end of year	15,661,344
Options with service conditions and market conditions
Number Of Share Options And Other Than Option Outstanding In Share-Based Payment Arrangement [Roll Forward]
Outstanding at end of year	16,699,449
RSUs
Number Of Share Options And Other Than Option Outstanding In Share-Based Payment Arrangement [Roll Forward]
Outstanding at end of year	3,441,420